Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Diluted net loss per ordinary share	$ (0.06)	$ (0.01)
Weighted average shares outstanding, diluted	1,915,531	5,477,208
Nukkleus Inc.
Diluted net loss per ordinary share	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ 0.00
Weighted average shares outstanding, diluted	367,175,886	367,175,886	367,175,886	352,412,872	356,133,960	257,771,553